UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21269

EVERGREEN INCOME ADVANTAGE FUND
________________________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116-5034
________________________________________________________________________
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
________________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Date of fiscal year end:  4/30

Date of reporting period:  7/1/2005 - 6/30/2006


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21269
Reporting Period: 07/01/2005 - 06/30/2006
Evergreen Income Advantage Fund



======================= EVERGREEN INCOME ADVANTAGE FUND ========================


US UNWIRED INC.

Ticker:                      Security ID:  90338RAG9
Meeting Date: FEB 27, 2006   Meeting Type: Written Consent
Record Date:  FEB 9, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS                       None      Did Not    Management
                                                          Vote

========== END NPX REPORT

				SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN INCOME ADVANTAGE FUND
                                By:   /s/ Dennis H. Ferro
                                   ---------------------------------------
                                    Dennis H. Ferro
                                    President
				    (Chief Executive Officer)

Date:  August 28, 2006
     --------------------------